Convertible Redeemable Preferred Shares - Summary of Convertible Redeemable Preferred Shares Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes And Convertible Preferred Stock [Line Items]
Beginning Balances	¥ 651,904
Conversion to Class A Ordinary Shares upon IPO	679,922
Ending Balances		¥ 651,904
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Beginning Balances	¥ 28,338	28,338	¥ 28,338
Ending Balances		¥ 28,338	¥ 28,338
Beginning Balance, Shares	3,645,501	3,645,501	3,645,501
Ending Balance, Shares	0	3,645,501	3,645,501
Series Seed Convertible Redeemable Preferred Shares [Member] | IPO [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Conversion to Class A Ordinary Shares upon IPO, Shares	(3,645,501)
Conversion to Class A Ordinary Shares upon IPO	¥ (28,338)
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Beginning Balances	73,250	¥ 70,145	¥ 66,544
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,978	3,105	3,601
Ending Balances		¥ 73,250	¥ 70,145
Beginning Balance, Shares	5,531,104	5,531,104	5,531,104
Ending Balance, Shares	0	5,531,104	5,531,104
Series A Convertible Redeemable Preferred Shares [Member] | IPO [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Conversion to Class A Ordinary Shares upon IPO, Shares	(5,531,104)
Conversion to Class A Ordinary Shares upon IPO	¥ (75,228)
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Beginning Balances	201,027	¥ 188,462	¥ 176,914
Accretion on convertible redeemable preferred shares to redemption value	¥ 10,140	12,565	11,548
Ending Balances		¥ 201,027	¥ 188,462
Beginning Balance, Shares	7,895,711	7,895,711	7,895,711
Ending Balance, Shares	0	7,895,711	7,895,711
Series B Convertible Redeemable Preferred Shares [Member] | IPO [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Conversion to Class A Ordinary Shares upon IPO, Shares	(7,895,711)
Conversion to Class A Ordinary Shares upon IPO	¥ (211,167)
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Beginning Balances	349,289
Issuance of convertible redeemable preferred shares, net of issuance costs		¥ 338,142
Accretion on convertible redeemable preferred shares to redemption value	¥ 15,899	11,147
Ending Balances		¥ 349,289
Beginning Balance, Shares	5,295,380
Issuance of convertible redeemable preferred shares		5,295,380
Ending Balance, Shares	0	5,295,380
Series C Convertible Redeemable Preferred Shares [Member] | IPO [Member]
Convertible Notes And Convertible Preferred Stock [Line Items]
Conversion to Class A Ordinary Shares upon IPO, Shares	(5,295,380)
Conversion to Class A Ordinary Shares upon IPO	¥ (365,188)